Accrued expenses and other liabilities	12 Months Ended
Dec. 31, 2020
Accrued expenses and other liabilities
Accrued expenses and other liabilities

12.  Accrued expenses and other liabilities

Accrued expenses and other liabilities consist of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Guarantee liabilities	88,051	146,183	22,404
Payroll and welfare payable	164,226	87,109	13,350
Accrued marketing expense	25,683	19,427	2,977
Other taxes payable	18,540	24,536	3,760
Others	100,906	88,765	13,603
Total	397,406	366,020	56,094